Regulatory Capital and Dividends - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statutory Accounting Practices [Line Items]
Statutory net income	$ 64,000	$ 52,000	$ 74,000
Statutory capital and surplus	426,000	560,000
Dividends to shareholder	$ 70,000	$ 42,000	$ 187,000